Parent Company Only Condensed Financial Information (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues	$ 64,932,937	$ 48,938,593	$ 31,361,976
Less: Cost of revenues	(41,178,356)	(31,277,255)	(18,669,812)
Gross profit	23,754,581	17,661,338	12,692,164
General and administrative expenses	17,384,393	5,871,622	5,647,790
Share of profit in subsidiaries, net (Note a)	(145,329)
Other expenses	(92,429)	(84,155)	(10,469)
(Loss) profit before income tax	(3,287,260)	2,714,898	2,221,357
Benefit for income tax	186,615	(112,128)	(118,546)
Other comprehensive (loss) income
Comprehensive (loss) income	(3,681,749)	2,480,056	1,952,536
Parent Company [Member]
Revenues	201,614
Less: Cost of revenues	(200,954)
Gross profit	660
General and administrative expenses	(8,651,816)	(619,892)
Share of profit in subsidiaries, net (Note a)	5,317,315	3,055,340	2,047,445
Other income	66,806
Other expenses	(2,741)	(985)
(Loss) profit before income tax	(3,269,776)	2,434,463	2,047,445
Benefit for income tax
Net (loss) profit	(3,269,776)	2,434,463	2,047,445
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(411,973)	45,593	(94,909)
Comprehensive (loss) income	$ (3,681,749)	$ (2,480,056)	$ 1,952,536